Repurchase of Stock	12 Months Ended
Mar. 31, 2017
Stockholders' Equity Note [Abstract]
Repurchase of Stock

16. Repurchase of stock

On March 14, 2012, the Company’s Board of Directors authorized a stock buyback plan to repurchase up to an aggregate of $4,000 of its issued and outstanding common shares in compliance with the requirements of Rule 10b5-1 and Rule 10b-18 under the Securities Exchange Act of 1934 during the next two years. The program does not obligate the Company to acquire any particular number or dollar amount of its common shares and may be suspended, modified, extended or discontinued at any time. No assurance can be given that any particular number or dollar amount of common stock will be repurchased. By the ended March 31, 2014, 975,571 common shares had been repurchased under the stock buyback plan for a total consideration of $2,513 at an average price of $2.57 per share. During the year ended March 31, 2017, the Company repurchased 171,000 shares from Mr. Franki Tse Shing Fung , the former CEO of the Company, for a total consideration of $308 at a price of $1.80 per share.